DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of assumptions used for fair market value of the derivative financial instruments
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Balance, beginning of period	$-	$-	$-	$-
Inception of derivative financial instruments	286,329	-	286,329	-
Change in fair value of derivative financial instruments	(15,110)	-	(15,110)	-
Conversion or extinguishment of derivative financial instruments	-	-	-	-

Balance, end of period	$271,219	$-	$271,219	$-

Schedule of derivative finaincial instruments
	Nine Months Ended September 30,
	2025	2024

Pricing model utilized	Black Scholes	-
Risk free rate range	3.61% to 3.98%	-
Expected life range (in years)	0.50 to 0.51	-
Volatility range	136.49% to 181.94%	-
Dividend yield	0.00%	-